Commitments and Contingencies (Details Narrative)		12 Months Ended
	Jul. 18, 2019 Number $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 12, 2018 USD ($)
Rental expenses			$ 4,000	$ 81,000
Ownership percentage		100.00%
Share issued price per share | $ / shares	$ 1.00
Trading days | Number	10
Trading days, description	To regain compliance, the Company's ordinary shares must have a closing bid price of at least $1.00 per share for a minimum of 10 consecutive business days (Nasdaq may monitor the price for as long as 20 consecutive business days prior to making a final compliance determination). On December 17, 2019, the Company received a second notice from the Nasdaq Listing Qualifications, in which Nasdaq granted us an additional 180 days, or until June 15, 2020, to regain compliance, because the Company met the continued listing requirement for public float and other applicable requirements, except the bid price requirement, and the Company had indicated its intention of curing the deficiency by effecting a reverse stock split, if necessary. The compliance deadline was thereafter extended from June 15, 2020 to August 28, 2020 according to SR-NASDAQ-2020-021.
Probability percentage of sales		50.00%
Minimum [Member]
Possible loss on contracts		$ 0
Maximum [Member]
Possible loss on contracts		$ 300,000
Asia Taoping PTE. LTD [Member]
Ownership percentage					10.00%
Registered capital					$ 369,000